Taxation - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Leasing [Member]	Dec. 31, 2014 Technical Services [Member]	Dec. 31, 2014 AMT [Member]	Dec. 31, 2013 AMT [Member]	Dec. 31, 2012 AMT [Member]	Dec. 31, 2014 Medstar (Shanghai) Leasing Co., Ltd. ("MSC") [Member]	Dec. 31, 2013 Medstar (Shanghai) Leasing Co., Ltd. ("MSC") [Member]	Dec. 31, 2012 Medstar (Shanghai) Leasing Co., Ltd. ("MSC") [Member]	Dec. 31, 2014 CMS Hospital Management Co., Ltd. ("CHM") [Member]	Dec. 31, 2013 CMS Hospital Management Co., Ltd. ("CHM") [Member]	Dec. 31, 2012 CMS Hospital Management Co., Ltd. ("CHM") [Member]	Dec. 31, 2014 Beijing Yundu Internet Technology Co., Ltd. ("Yundu") [Member]	Dec. 31, 2013 Beijing Yundu Internet Technology Co., Ltd. ("Yundu") [Member]	Dec. 31, 2012 Beijing Yundu Internet Technology Co., Ltd. ("Yundu") [Member]	Dec. 31, 2014 Tianjin Kangmeng Radiology Equipment Management Co., Ltd. ("TKM") [Member]	Dec. 31, 2013 Tianjin Kangmeng Radiology Equipment Management Co., Ltd. ("TKM") [Member]	Dec. 31, 2012 Tianjin Kangmeng Radiology Equipment Management Co., Ltd. ("TKM") [Member]	Dec. 31, 2014 China [Member] USD ($)	Dec. 31, 2014 China [Member] CNY	Dec. 31, 2013 China [Member] CNY	Dec. 31, 2014 United States of America [Member] USD ($)	Dec. 31, 2014 United States of America [Member] CNY	Dec. 31, 2013 United States of America [Member] CNY
Income Tax Contingency [Line Items]
Applicable tax rates	25.00%	25.00%	25.00%	25.00%			25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%				35.00%	35.00%
Income tax profits																									$ 201,000	1,246,000
Uniform tax rate to both foreign and domestic invested enterprises	25.00%	25.00%
Transition period	5 years	5 years
Preferential tax rate	15.00%	15.00%
Withholding tax	10.00%	10.00%																				10.00%	10.00%
Unrecognized tax positions, which would impact the effective tax rate if recognized	2,028,000	12,585,000	21,220,000
Tax positions for which ultimate deductibility is highly certain	1,247,000	7,735,000	80,762,000
Income tax liabilities, interest rate	0.05%	0.05%
Income tax liabilities, penalty rate	50.00%	50.00%
Uncertain tax position, impact on taxes	329,000	2,044,000	9,822,000	30,922,000
Accrued interest and penalties	2,626,000	16,296,000	53,274,000
Deferred income tax liabilities on undistributed earnings	5,793,000	35,946,000	14,571,000
Accrued interest payable to inter-company																						0	0	1,032,000
Provision for withholding tax																						0	0	103,000	80,000	497,000	1,233,000
Undistributed earnings																									$ 267,000	1,656,000	4,110,000
Business tax	5.00%	5.00%
Value added tax					17.00%
Business tax after value added tax						6.00%